Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 09, 2020
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 09, 2020
Document Effective Date	Mar. 09, 2020
Prospectus Date	Mar. 09, 2020
BNY Mellon US Large Cap Core Equity ETF | BNY Mellon US Large Cap Core Equity ETF
Prospectus:
Trading Symbol	BKLC
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF
Prospectus:
Trading Symbol	BKMC
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF
Prospectus:
Trading Symbol	BKSE
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF
Prospectus:
Trading Symbol	BKIE
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Prospectus:
Trading Symbol	BKEM
BNY Mellon Core Bond ETF | BNY Mellon Core Bond ETF
Prospectus:
Trading Symbol	BKAG
BNY Mellon Short Duration Corporate Bond ETF | BNY Mellon Short Duration Corporate Bond ETF
Prospectus:
Trading Symbol	BKSB
BNY Mellon High Yield Beta ETF | BNY Mellon High Yield Beta ETF
Prospectus:
Trading Symbol	BKHY